Accounts receivable, net (Tables)	12 Months Ended
Dec. 31, 2020
Accounts receivable, net
Schedule of accounts receivable, net

	As of December 31,
	2019	2020
	RMB’000	RMB’000
Logistics receivables	3,073,641	4,405,669
Online retail and online marketplace receivables (*)	2,392,737	2,102,828
Advertising receivables and others	1,042,211	1,169,492

Accounts receivable	6,508,589	7,677,989
Allowance for doubtful accounts	(318,001)	(566,042)

Accounts receivable, net	6,190,588	7,111,947

Schedule of movements in the allowances for doubtful accounts

	For the year ended December 31,
	2018	2019	2020
	RMB’000	RMB’000	RMB’000
Balance at beginning of the year	(53,981)	(178,393)	(318,001)
Additions	(124,412)	(213,395)	(330,713)
Write-off	—	73,787	82,672

Balance at end of the year	(178,393)	(318,001)	(566,042)